RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged By Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 38,666	$ 45,748	$ 77,088
Frontline
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	4,206	3,902	4,171
SFL
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	29,773	30,914	42,911
Seatankers
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	2,686	8,756	27,978
CCL
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	0	395	2,028
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 2,001	$ 1,781	$ 0